Cover	Dec. 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	000-25991
Entity Registrant Name	Manhattan Bridge Capital, Inc.
Entity Central Index Key	0001080340
Entity Tax Identification Number	11-3474831
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	(516)
Local Phone Number	444-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LOAN
Security Exchange Name	NASDAQ
6% Senior Secured Notes, due April 22, 2026, issued by MBC Funding II Corp.
Title of 12(b) Security	6% Senior Secured Notes, due April 22, 2026, issued by MBC Funding II Corp.
Trading Symbol	LOAN/26
Security Exchange Name	NYSE